Real Estate Investments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Real Estate [Abstract]
Number of real estate properties | property	35
Acquisition and transaction related	$ 3,598	$ 9,783	$ 11,891
Fair value adjustments to contingent purchase price consideration	(1,787)	13,695	672
Impairment charges	0	$ 4,434	$ 186
Payments for contingent consideration	1,200
Contingent consideration payable	$ 600